INVESTMENTS IN NON-CONSOLIDATED COMPANIES INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of unconsolidated structured entities [line items]
Equity	$ 5,852,771	$ 5,166,593	$ 4,802,997	$ 5,634,703
Investments in non-consolidated companies	478,348	418,379	250,412
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Equity	$ 4,164,086	4,153,000
Proportion of ownership interest in associate	20.47%
Investments in non-consolidated companies	$ 466,299	$ 411,134	$ 239,960
Purchase price allocation	78,688
Goodwill	314,218
Impairment loss	(778,870)
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 852,263